OPPENHEIMER GLOBAL FUND
Semiannual Report March 31, 1997


[PHOTO]


"We have ambitious LONG-TERM
goals, so we need our
investments to grow over time."


[LOGO]

OPPENHEIMERFUNDS
THE RIGHT WAY TO INVEST

       NEWS




    BEAT THE AVERAGE

Cumulative Total Return for the
3-Year Period Ended 3/31/97:


Oppenheimer Global Fund
Class A Shares (at net asset value)(1)


  42.13%


Lipper Global Funds Average for
the 97 Funds Ranked for the
3-Year Period
Ended 3/31/97(3)

  36.20%



THE FUND'S CLASS A SHARES WERE RANKED **** BY MORNINGSTAR MUTUAL FUNDS FOR 478 (3-YEAR), 219 (5-YEAR) AND 79 (10-YEAR) INTERNATIONAL EQUITY FUNDS FOR THE COMBINED 3-, 5- AND 10-YEAR PERIODS ENDED 3/31/97.(4)

This Fund is for people who want to take advantage of outstanding GROWTH opportunities the world over.

HOW YOUR FUND IS MANAGED

Oppenheimer Global Fund looks for outstanding growth opportunities around the world. The Fund's managers search out companies that stand to benefit from one or more key global trends, such as telecommunications expansion, emerging consumer markets, infrastructure development, and global integration. The Fund has the flexibility to invest in companies in developed markets as well as those in emerging markets that hold huge potential demand for goods and services of the industrialized world.

PERFORMANCE

Total returns for the six months ended 3/31/97 were 9.66% for Class A shares, 9.21% for Class B shares and 9.20% for Class C shares, without deducting sales charges.(1)

    Your Fund's average annual total returns for Class A shares for the 1-, 5- and 10-year periods ended 3/31/97 were 10.13%, 11.22% and 10.76%, respectively. For Class B shares, average annual total returns for the 1-year period ended 3/31/97 and since inception on 8/17/93 were 10.88% and 13.72%, respectively. For Class C shares, average annual total returns for the 1-year period ended 3/31/97 and since inception on 10/2/95 were 14.87% and 14.62%, respectively.(2)

OUTLOOK

"Although the U.S. faces the dual risks of high valuations and slowing overseas earnings from the strong dollar, we are increasingly positive on the outlook for our overseas holdings."

                                                 Bill Wilby, Portfolio Manager
                                                               March 31, 1997

Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND
PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE
ORIGINAL COST.
(1) Includes change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.
(2) Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 12/22/69. The Fund's maximum sales charge rate for Class A shares was higher during a portion of some of the periods shown, and actual investment results would be less. Class
B returns include the applicable contingent deferred sales charge of 5% (1 year) and 3% (since inception). Class C returns include the 1% contingent deferred sales charge for the 1-year result. An explanation of the different total returns is in the Fund's prospectus. Class B and Class C shares are subject to an annual 0.75% asset-based sales charge.
(3) Source: Lipper Analytical Services, 3/31/97. The average is shown for comparative purposes only. Funds included in the index may have different investment policies and risks than the Fund. Oppenheimer Global
Fund is characterized by Lipper as a global fund. Lipper performance is based on total return and does not take sales charges into account. The Fund was not managed or offered as a "global" fund prior to 1987, but held foreign securities in its portfolio prior to becoming a global fund.
(4) Source: MORNINGSTAR MUTUAL FUNDS, 3/31/97. Morningstar, Inc. ranks mutual funds in broad investment classes, based on risk-adjusted investment return after considering sales charges and expenses. Return and risk are measured as performance above and below 90-day U.S. Treasury bill returns, respectively. Current star rankings are based on the weighted average of 3-, 5- and 10-year (if applicable) rankings for a fund or class and are subject to change monthly. The top 10%: 5 stars. Next 22.5%: 4 stars. Middle 35%: 3 stars. Next 22.5%: 2 stars. Bottom 10%: 1 star. The Fund's Class A shares are ranked 4 stars (3-year), 3 stars (5-year) and 4 stars (10-year), weighted 20%/30%/50%, respectively, and 3 stars (1-year) among 939 funds.


2  Oppenheimer Global Fund

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
Global Fund

DEAR SHAREHOLDER,

After six years of expansion, the U.S. economy has continued to demonstrate steady growth in a low-inflation environment. One of the major reasons has been the appreciation of the U.S. dollar. We believe that political and financial turmoil in Japan, led by problems in the Japanese real estate and banking markets, has shifted investor psychology in favor of the dollar. In addition, perceptions of domestic political stability, fueled by the re-election of President Clinton and the status quo Congressional elections, have encouraged foreign investment in the United States, increasing demand for the dollar and raising its value relative to foreign currencies.
     In a stable domestic environment, one benefit of an appreciating U.S. dollar is the increased spending power of the American consumer. An appreciating dollar buys more of a foreign currency, lowering the relative cost of foreign goods and services and encouraging Americans to purchase more of them. In turn, the increased exports to the United States should stimulate growth in these foreign economies. This overseas growth is extremely important for the long-term prosperity of the U.S. economy, as we rely on these countries to be in a strong enough economic position to purchase our goods and services, thereby stimulating our growth. In essence, an appreciating dollar allows the United States to bolster overseas economic growth in the expectation that these economies will help us to maintain our own strong domestic growth in the future.
     We received mixed signals from foreign economies during the six-month period ended March 31, 1997. On the positive side, lower interest rates and strengthening exports could ignite a strong growth cycle in Europe. In addition, Latin America is beginning to benefit from years of political reform, privatization and deregulation aimed at shifting their economies toward the U.S. capitalist model. Argentina's growth is the fastest, stemming from the most extensive reforms. We are also looking to Brazil, the most populous country in Latin America, to spur economic development both at home and with South American neighbors such as Peru and Chile. On the other hand, with the exception of Hong Kong, Asia's economic growth, dominated by a recession in Japan, has been disappointing.
     The combination of a strong U.S. economy and accelerating earnings growth overseas makes a compelling case for funds investing in both domestic and foreign securities. Because investing abroad involves greater risk and expenses--including political and economic uncertainties, currency rate fluctuations and liquidity restrictions--it should be undertaken with a long-term approach in mind. We believe that by diversifying investments throughout the world, investors can be well-positioned to participate in any economic environment.
     Your portfolio managers discuss the outlook for your Fund on the following pages. Thank you for your confidence in OppenheimerFunds, THE RIGHT WAY TO INVEST. We look forward to helping you reach your investment goals in the future.

/s/ Bridget A. Macaskill

Bridget A. Macaskill

April 21, 1997


3  Oppenheimer Global Fund

Q + A       [PHOTO][PHOTO]


AN INTERVIEW WITH YOUR FUND'S MANAGERS.

Q   WHAT INVESTMENTS MADE POSITIVE CONTRIBUTIONS
TO PERFORMANCE?

HOW HAS THE FUND PERFORMED?

The global markets have become increasingly driven by underlying company fundamentals, rather than by country economics. Although we select Oppenheimer Global Fund's largest holdings from established, stable markets, we diversify our smaller holdings by investing in strong, solid companies in emerging markets. Using this strategy, the Fund performed reasonably well during the period, returning 9.66% for Class A shares, without deducting sales charges, for the six-month period ending March 31, 1997.(1)

WHAT INVESTMENTS MADE POSITIVE CONTRIBUTIONS TO PERFORMANCE?

The Fund had several top-performing holdings in the oil and gas offshore services sector. A massive industry restructuring and the development of new technologies for finding and extracting oil have changed the economics of the industry. Beginning a few years ago, our natural resources theme led us to invest in several of these companies when valuations were quite reasonable. Several stocks in this area have performed exceptionally well over the last twelve months.(2)

DID ANY INVESTMENTS NOT PERFORM AS YOU HAD EXPECTED?

We entered the period with a somewhat higher exposure to Japan. A combination of low interest rates and accelerating earnings growth, which is normally positive for stock markets, pointed to a rebound in the Japanese stock market. But the problems in Japan's financial system held its market back. In addition, the yen depreciated more than expected. Good stock selection helped limit our downside, and we cut our weighting in Japan prior to the fourth quarter's drastic fall.

WHAT AREAS ARE YOU CURRENTLY TARGETING?

During the last few years, investors have focused on

[PHOTO]

(1) Includes change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.
(2) The Fund's portfolio is subject to change.


4 Oppenheimer Global Fund

FACING PAGE
Top left: Bill Wilby,
Portfolio Manager

Top right: Frank Jennings,
Member of Global Investments Team

Bottom: Robert Doll, Executive VP,
Director of Equity Investments

THIS PAGE
Top: George Evans, Member
of Global Investments Team

Bottom: Shanquan Li, Member
of Global Investments Team

A   The Fund had several top-performing
holdings in the OIL AND GAS offshore
services sector.

[PHOTO]

an increasingly narrow list of global growth stocks, which have become highly valued. As a result, we have concentrated our largest stock holdings in low-expectation stocks with positive earnings potential. We anticipate that these stocks have less downside risk and the potential for both earnings and valuation expansion. A recent example is the French banks, as part of our corporate restructuring theme. French banks, laden with massive inefficiencies and a real-estate debacle in the early 1990s, have survived a dismal 15-year period. The industry has begun to restructure, and management has begun to focus on shareholder value. We expect to see rising earnings and have begun to establish positions there.

    Furthermore, deregulation within the global telecommunications industry is creating opportunities for U.S. regional telecommunications companies. Competition and slow growth in the telephone market have limited returns, and shares have become very inexpensive. Meanwhile, international expansion and the growth of Internet traffic may result in rising earnings.

WHAT IS YOUR OUTLOOK FOR THE FUND?

We remain fundamentally positive on the Fund's outlook for the coming period. Although the U.S. faces the dual risks of high valuations and slowing overseas earnings from the strong dollar, we are increasingly positive on the outlook for our overseas holdings. Interest rates should remain low in Europe and Japan, and earnings have accelerated in these markets as corporate managements cut costs and focus on returns to shareholders. Furthermore, although many securities in the U.S. have at times reached overvalued price levels, reasonably valued investments with growth potential still remain abundant in many foreign markets.

[PHOTO]

5  Oppenheimer Global Fund

                              STATEMENT OF INVESTMENTS   March 31, 1997 (Unaudited)

                                                                                                       MARKET VALUE
                                                                                       SHARES          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--92.4%
-------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS--3.1%
-------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.6%                Minerals Technologies, Inc.                                 585,000     $ 19,451,250
-------------------------------------------------------------------------------------------------------------------
GOLD--0.9%                     Newmont Mining Corp.(1)                                     750,000       29,062,500
-------------------------------------------------------------------------------------------------------------------
METALS--1.6%                   Cia de Minas Buenaventura SA, Sponsored ADR(1)              285,000        6,127,500
                               ------------------------------------------------------------------------------------
                               Freeport-McMoRan Copper & Gold, Inc., Cl. B                 757,500       23,009,062
                               ------------------------------------------------------------------------------------
                               S.K.F. AB, B Shares(1)                                      927,000       24,363,399
                                                                                                       ------------
                                                                                                         53,499,961
-------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--14.1%
-------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING--2.8%          Brazil Realty SA, GDR(1)(6)                                 200,000        5,338,141
                               ------------------------------------------------------------------------------------
                               IRSA Inversiones y Representaciones SA                    3,314,458       12,430,734
                               ------------------------------------------------------------------------------------
                               Porsche AG, Preference                                       63,000       72,312,142
                               ------------------------------------------------------------------------------------
                               Solidere, GDR(2)                                            490,000        5,757,500
                                                                                                       ------------
                                                                                                         95,838,517
-------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--4.1%  International Game Technology                             1,000,000       16,125,000
                               ------------------------------------------------------------------------------------
                               Nintendo Co. Ltd.                                         1,550,900      111,234,849
                               ------------------------------------------------------------------------------------
                               Resorts World Berhad                                      2,804,000       11,988,256
                                                                                                       ------------
                                                                                                        139,348,105
-------------------------------------------------------------------------------------------------------------------
MEDIA--0.2%                    News Corp. Ltd., ADR(1)                                     348,900        6,280,200
                               ------------------------------------------------------------------------------------
                               Reed International plc                                       82,700        1,518,599
                                                                                                       ------------
                                                                                                          7,798,799
-------------------------------------------------------------------------------------------------------------------
RETAIL: GENERAL--1.8%          Fila Holding SpA, Sponsored ADR(1)                          504,900       27,453,937
                               ------------------------------------------------------------------------------------
                               PT Matahari Putra Prima                                   6,999,500       10,203,351
                               ------------------------------------------------------------------------------------
                               Sonae Investimentos                                         728,000       24,583,446
                                                                                                       ------------
                                                                                                         62,240,734
-------------------------------------------------------------------------------------------------------------------
RETAIL: SPECIALTY--5.2%        adidas AG                                                   200,000       22,536,670
                               ------------------------------------------------------------------------------------
                               Giordano International Ltd.                              21,160,000       12,834,131
                               ------------------------------------------------------------------------------------
                               Jusco Co.                                                   400,000       10,984,569
                               ------------------------------------------------------------------------------------
                               Reebok International Ltd.                                   450,000       20,193,750
                               ------------------------------------------------------------------------------------
                               Wella AG                                                    163,000       89,687,555
                               ------------------------------------------------------------------------------------
                               Wolford AG(1)(3)                                            193,000       21,695,985
                                                                                                       ------------
                                                                                                        177,932,660
-------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS--15.5%
-------------------------------------------------------------------------------------------------------------------
BEVERAGES--4.2%                Allied Domecq plc                                         2,341,264       17,611,191
                               ------------------------------------------------------------------------------------
                               Cia Cervejaria Brahma, Preference                        19,738,000       12,854,090
                               ------------------------------------------------------------------------------------
                               Fomento Economico Mexicano SA, Cl. B, Sponsored ADR(1)    2,600,000       11,506,560
                               ------------------------------------------------------------------------------------
                               Guinness plc                                              4,500,000       37,942,291
                               ------------------------------------------------------------------------------------
                               Hellenic Bottling Co., SA                                   230,000        7,470,856
                               ------------------------------------------------------------------------------------
                               Panamerican Beverages, Inc., Cl. A                          536,600       28,775,175
                               ------------------------------------------------------------------------------------
                               South African Breweries Ltd.                                888,500       28,139,204
                                                                                                       ------------
                                                                                                        144,299,367

                               6  Oppenheimer Global Fund

                                                                                                       MARKET VALUE
                                                                                       SHARES          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
FOOD--0.7%                     Cresud SA, Sponsored ADR(1)                                 270,000     $  5,062,500
                               ------------------------------------------------------------------------------------
                               Dairy Farm International Holdings Ltd.                   24,500,000       18,497,500
                                                                                                       ------------
                                                                                                         23,560,000
-------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS--6.4%         Amgen, Inc.(2)                                              500,000       27,937,500
                               ------------------------------------------------------------------------------------
                               BioChem Pharma, Inc.(1)                                     484,400       20,829,200
                               ------------------------------------------------------------------------------------
                               Genzyme Corp.(2)                                          1,354,270       30,471,075
                               ------------------------------------------------------------------------------------
                               Gilead Sciences, Inc.(1)                                    422,200        9,657,825
                               ------------------------------------------------------------------------------------
                               Glaxo Wellcome plc, Sponsored ADR(1)                      2,000,000       70,750,000
                               ------------------------------------------------------------------------------------
                               K-V Pharmaceutical Co., Cl. A(2)(3)                         233,600        3,854,400
                               ------------------------------------------------------------------------------------
                               K-V Pharmaceutical Co., Cl. B(2)(3)                         195,900        3,232,350
                               ------------------------------------------------------------------------------------
                               Novartis AG(1)                                               21,333       26,447,440
                               ------------------------------------------------------------------------------------
                               Sanofi SA                                                   250,000       24,429,240
                                                                                                       ------------
                                                                                                        217,609,030
-------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES &          Clinica y Maternidad Suizo Argentino(2)(3)(5)                 1,800       15,857,154
SERVICES--3.0%                 ------------------------------------------------------------------------------------
                               Gehe AG                                                     280,000       19,434,282
                               ------------------------------------------------------------------------------------
                               Quintiles Transnational Corp.(1)(3)(5)                      486,392       24,980,789
                               ------------------------------------------------------------------------------------
                               United States Surgical Corp.                              1,400,000       42,700,000
                                                                                                       ------------
                                                                                                        102,972,225
-------------------------------------------------------------------------------------------------------------------
TOBACCO--1.2%                  B.A.T. Industries plc                                     3,005,000       25,534,003
                               ------------------------------------------------------------------------------------
                               Philip Morris Cos., Inc.                                    100,000       11,412,500
                               ------------------------------------------------------------------------------------
                               PT Hanjaya Mandala Sampoerna(2)                             600,000        2,811,328
                                                                                                       ------------
                                                                                                         39,757,831
-------------------------------------------------------------------------------------------------------------------
ENERGY--6.8%
-------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES &              Coflexip SA, Sponsored ADR(2)(3)                            681,000       20,940,750
PRODUCERS--3.0%                ------------------------------------------------------------------------------------
                               Global Marine, Inc.(2)                                    1,635,000       35,152,500
                               ------------------------------------------------------------------------------------
                               Transocean Offshore, Inc.                                   501,549       28,149,438
                               ------------------------------------------------------------------------------------
                               Western Atlas, Inc.(2)                                      300,700       18,229,937
                                                                                                       ------------
                                                                                                        102,472,625
-------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED--3.8%           British Petroleum Co. plc, ADR(1)                           192,784       26,459,604
                               ------------------------------------------------------------------------------------
                               Gulf Canada Resources Ltd.(2)                             2,826,000       20,937,116
                               ------------------------------------------------------------------------------------
                               Lukoil Oil Co., Sponsored ADR(1)                            382,200       21,636,418
                               ------------------------------------------------------------------------------------
                               Petroleo Brasileiro SA, Preference                      158,285,000       31,424,355
                               ------------------------------------------------------------------------------------
                               Renaissance Energy Ltd.(2)                                  328,800        9,351,847
                               ------------------------------------------------------------------------------------
                               Saga Petroleum AS, Cl. A                                    400,000        6,911,260
                               ------------------------------------------------------------------------------------
                               Unocal Corp.                                                366,600       13,976,625
                                                                                                       ------------
                                                                                                        130,697,225

                               7  Oppenheimer Global Fund

                               STATEMENT OF INVESTMENTS  (Unaudited) (Continued)

                                                                                                       MARKET VALUE
                                                                                       SHARES          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
FINANCIAL--20.7%
-------------------------------------------------------------------------------------------------------------------
BANKS--14.8%                   ABN AMRO Holding NV                                         300,000     $ 20,631,626
                               ------------------------------------------------------------------------------------
                               Banco Bradesco SA, Preference                         2,354,116,632       19,427,215
                               ------------------------------------------------------------------------------------
                               Banco Frances del Rio de la Plata SA, Sponsored ADR(1)      661,250       19,837,500
                               ------------------------------------------------------------------------------------
                               Banco Latinoamericano de Exportaciones SA, Cl. E            380,000       17,955,000
                               ------------------------------------------------------------------------------------
                               Banque Libanaise Pour Le Comm SAL, GDR, Cl. B(2)            230,000        3,266,000
                               ------------------------------------------------------------------------------------
                               Banque Nationale de Paris                                   750,000       33,325,925
                               ------------------------------------------------------------------------------------
                               Barclays plc                                              2,025,561       33,891,964
                               ------------------------------------------------------------------------------------
                               Chase Manhattan Corp. (New)                                 300,000       28,087,500
                               ------------------------------------------------------------------------------------
                               Cie Financiere de Paribas, Series A(1)                    1,400,000       97,429,138
                               ------------------------------------------------------------------------------------
                               Citicorp                                                    300,000       32,475,000
                               ------------------------------------------------------------------------------------
                               HSBC Holdings plc(1)                                      1,026,155       23,836,276
                               ------------------------------------------------------------------------------------
                               Industrial Finance Corp.(3)                               5,453,999       14,487,988
                               ------------------------------------------------------------------------------------
                               Merita Ltd., Cl. A(1)                                    12,000,000       41,188,814
                               ------------------------------------------------------------------------------------
                               Northern Trust Corp.                                        600,000       22,500,000
                               ------------------------------------------------------------------------------------
                               Philippine National Bank(2)                                 750,000        8,960,729
                               ------------------------------------------------------------------------------------
                               PT Panin Bank                                             4,044,000        5,726,613
                               ------------------------------------------------------------------------------------
                               Societe Generale(1)                                         700,000       81,833,511
                                                                                                       ------------
                                                                                                        504,860,799
-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--4.5%    American Express Co.                                        400,000       23,950,000
                               ------------------------------------------------------------------------------------
                               Fannie Mae                                                  600,000       21,675,000
                               ------------------------------------------------------------------------------------
                               First NIS Regional Fund(5)                                1,320,000       20,790,000
                               ------------------------------------------------------------------------------------
                               Housing Development Finance Corp. Ltd.                       29,750        2,280,486
                               ------------------------------------------------------------------------------------
                               Industrial Credit & Investment Corp.
                                 of India Ltd. (The), GDR(2)(6)                          1,835,300       19,729,475
                               ------------------------------------------------------------------------------------
                               ING Groep NV                                                645,947       25,448,596
                               ------------------------------------------------------------------------------------
                               MBNA Corp.                                                  525,000       14,634,375
                               ------------------------------------------------------------------------------------
                               Promise Co. Ltd.                                            200,000        8,367,657
                               ------------------------------------------------------------------------------------
                               Takefuji Corp.(1)                                           325,000       14,752,438
                                                                                                       ------------
                                                                                                        151,628,027
-------------------------------------------------------------------------------------------------------------------
INSURANCE--1.4%                American International Group, Inc.                          200,000       23,475,000
                               ------------------------------------------------------------------------------------
                               National Mutual Asia Ltd.                                10,000,000       10,452,928
                               ------------------------------------------------------------------------------------
                               Reinsurance Australia Corp. Ltd.(1)                       3,700,000       12,433,285
                                                                                                       ------------
                                                                                                         46,361,213

                               8  Oppenheimer Global Fund

                                                                                                       MARKET VALUE
                                                                                       SHARES          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL--10.2%
-------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%     FORE Systems, Inc.(2)                                       250,000     $  3,750,000
                               ------------------------------------------------------------------------------------
                               LEM Holdings SA(3)                                           25,000        5,327,564
                               ------------------------------------------------------------------------------------
                               Ushio, Inc.                                               1,200,000       13,084,560
                                                                                                       ------------
                                                                                                         22,162,124
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES--5.0%      Adecco SA(2)                                                100,000       32,555,405
                               ------------------------------------------------------------------------------------
                               Boskalis Westminster                                      1,255,000       25,022,911
                               ------------------------------------------------------------------------------------
                               Grupo Elektra SA de CV, CPO                                 284,500        2,676,044
                               ------------------------------------------------------------------------------------
                               IHC Caland NV                                               500,000       26,709,160
                               ------------------------------------------------------------------------------------
                               PT Citra Marga Nusaphala Persada                          8,300,000        7,432,319
                               ------------------------------------------------------------------------------------
                               VBH Holding AG                                              298,100        5,395,986
                               ------------------------------------------------------------------------------------
                               WPP Group plc                                            16,800,000       69,793,167
                                                                                                       ------------
                                                                                                        169,584,992
-------------------------------------------------------------------------------------------------------------------
MANUFACTURING--3.4%            Bic Corp.                                                   100,000       15,190,545
                               ------------------------------------------------------------------------------------
                               Bobst Bearers AG                                             12,830       18,924,998
                               ------------------------------------------------------------------------------------
                               Bombardier, Inc., Cl. B                                   1,977,900       35,812,356
                               ------------------------------------------------------------------------------------
                               Hutchison Whampoa Ltd.                                    2,500,000       18,792,687
                               ------------------------------------------------------------------------------------
                               Powerscreen International plc                             2,580,000       25,981,682
                                                                                                       ------------
                                                                                                        114,702,268
-------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--1.2%           Brambles Industries Ltd.(1)                               1,469,500       24,154,536
                               ------------------------------------------------------------------------------------
                               Guangshen Railway Co. Ltd., Sponsored ADR(1)                750,000       16,406,250
                                                                                                       ------------
                                                                                                         40,560,786
-------------------------------------------------------------------------------------------------------------------
TECHNOLOGY--17.9%
-------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE--2.1%        Rolls-Royce plc                                          19,364,600       72,355,082
-------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--0.1%        Accton Technology Corp., GDR(1)                             600,000        4,770,000
-------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE--4.9%        Cap Gemini SA(2)                                          1,020,000       61,868,693
                               ------------------------------------------------------------------------------------
                               First Data Corp.                                            752,000       25,474,000
                               ------------------------------------------------------------------------------------
                               Konami Co. Ltd.(1)                                          500,000       13,690,327
                               ------------------------------------------------------------------------------------
                               Microsoft Corp.(2)                                          300,000       27,506,250
                               ------------------------------------------------------------------------------------
                               Misys plc                                                 1,130,000       23,009,146
                               ------------------------------------------------------------------------------------
                               SAP AG, Preference(1)                                       100,000       17,064,335
                                                                                                       ------------
                                                                                                        168,612,751
-------------------------------------------------------------------------------------------------------------------
ELECTRONICS--3.9%              Intel Corp.                                                 240,000       33,390,000
                               ------------------------------------------------------------------------------------
                               Keyence Corp.                                               220,000       25,054,509
                               ------------------------------------------------------------------------------------
                               SGS-Thomson Microelectronics NV(2)                          745,500       49,296,187
                               ------------------------------------------------------------------------------------
                               Sony Corp.(1)                                               225,000       15,719,645
                               ------------------------------------------------------------------------------------
                               Taiwan Semiconductor Manufacturing Co.(2)(5)              3,434,000        8,790,737
                                                                                                       ------------
                                                                                                        132,251,078

                               9  Oppenheimer Global Fund

                               STATEMENT OF INVESTMENTS  (Unaudited) (Continued)

                                                                                                     MARKET VALUE
                                                                                       SHARES        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-            Alcatel Alsthom SA                                        385,000     $   46,376,469
TECHNOLOGY--6.9%               ------------------------------------------------------------------------------------
                               Ascend Communications, Inc.(2)                            131,400          5,354,550
                               ------------------------------------------------------------------------------------
                               Cisco Systems, Inc.(2)                                    495,400         23,841,125
                               ------------------------------------------------------------------------------------
                               Korea Mobile Telecommunications Corp.                      22,473         20,403,860
                               ------------------------------------------------------------------------------------
                               Millicom International Cellular SA(2)                     908,200         37,576,775
                               ------------------------------------------------------------------------------------
                               Millicom, Inc.(2)                                         207,000                 --
                               ------------------------------------------------------------------------------------
                               Newbridge Networks Corp.(2)                               600,000         17,175,000
                               ------------------------------------------------------------------------------------
                               QUALCOMM, Inc.(2)                                         989,900         55,805,612
                               ------------------------------------------------------------------------------------
                               Telecom Italia Mobile SpA                              10,000,000         28,772,663
                                                                                                     --------------
                                                                                                        235,306,054
-------------------------------------------------------------------------------------------------------------------
UTILITIES--4.1%
-------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%       Empresa Nacional de Electricidad SA(1)                    400,000         25,760,027
-------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.2%            Gazprom, ADR(2)(6)                                        380,000          6,327,000
-------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES--3.1%      CPT Telefonica del Peru SA, Cl. B                      11,599,949         25,733,433
                               ------------------------------------------------------------------------------------
                               PLD Telekom, Inc.(2)                                      565,800          3,324,075
                               ------------------------------------------------------------------------------------
                               SBC Communications, Inc.                                  742,300         39,063,538
                               ------------------------------------------------------------------------------------
                               Telecomunicacoes Brasileiras SA, Preference           370,000,000         38,246,068
                                                                                                     --------------
                                                                                                        106,367,114
                                                                                                     --------------
                               Total Common Stocks (Cost $2,488,504,894)                              3,148,150,144

-------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.9%
-------------------------------------------------------------------------------------------------------------------
                               Marschollek, Lautenschlaeger und Partner-VO,
                               Non-vtg. Preferred Stock (Cost $10,445,545)               139,700         29,641,595

                                                                                    UNITS
-------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND
CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------------------
                               American Satellite Network, Inc. Wts.,
                               Exp. 6/99 (Cost $0)                                        51,750                 --

                                                                                    FACE
                                                                                    AMOUNT
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--6.3%
-------------------------------------------------------------------------------------------------------------------
                               Repurchase agreement with Goldman, Sachs & Co.,
                               6.35%, dated 3/31/97, to be repurchased at
                               $216,238,135 on 4/1/97, collateralized by U.S.
                               Treasury Nts., 6.375%--9.125%, 5/15/99--8/15/05,
                               with a value of $221,102,456 (Cost $216,200,000)     $216,200,000        216,200,000
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,715,150,439)                                                                       99.6%     3,393,991,739
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                              0.4         12,884,305
                                                                                    ------------     --------------
NET ASSETS                                                                                 100.0%    $3,406,876,044
                                                                                    ------------     --------------
                                                                                    ------------     --------------

                               10  Oppenheimer Global Fund

--------------------------------------------------------------------------------

Distribution of investments by country of issue, as a percentage of total investments at value, is as follows:

COUNTRY                                             MARKET VALUE         PERCENT
--------------------------------------------------------------------------------
United States                                      $1,009,530,227          29.7%
--------------------------------------------------------------------------------
France                                                430,690,458          12.7
--------------------------------------------------------------------------------
Great Britain                                         404,846,728          11.9
--------------------------------------------------------------------------------
Germany                                               256,072,566           7.5
--------------------------------------------------------------------------------
Japan                                                 212,888,553           6.3
--------------------------------------------------------------------------------
Brazil                                                107,289,869           3.2
--------------------------------------------------------------------------------
The Netherlands                                        97,812,292           2.9
--------------------------------------------------------------------------------
Canada                                                 86,930,519           2.6
--------------------------------------------------------------------------------
Hong Kong                                              84,413,522           2.5
--------------------------------------------------------------------------------
Switzerland                                            83,255,407           2.5
--------------------------------------------------------------------------------
Italy                                                  56,226,600           1.7
--------------------------------------------------------------------------------
Argentina                                              53,187,888           1.6
--------------------------------------------------------------------------------
Russia                                                 52,077,493           1.5
--------------------------------------------------------------------------------
Mexico                                                 42,957,779           1.3
--------------------------------------------------------------------------------
Australia                                              42,868,021           1.3
--------------------------------------------------------------------------------
Finland                                                41,188,814           1.2
--------------------------------------------------------------------------------
Peru                                                   31,860,933           0.9
--------------------------------------------------------------------------------
South Africa                                           28,139,204           0.8
--------------------------------------------------------------------------------
Indonesia                                              26,173,612           0.8
--------------------------------------------------------------------------------
Spain                                                  25,760,027           0.7
--------------------------------------------------------------------------------
Portugal                                               24,583,446           0.7
--------------------------------------------------------------------------------
Sweden                                                 24,363,399           0.7
--------------------------------------------------------------------------------
India                                                  22,009,961           0.6
--------------------------------------------------------------------------------
Austria                                                21,695,985           0.6
--------------------------------------------------------------------------------
Korea, Republic of (South)                             20,403,860           0.6
--------------------------------------------------------------------------------
Panama                                                 17,955,000           0.5
--------------------------------------------------------------------------------
China                                                  16,406,250           0.5
--------------------------------------------------------------------------------
Thailand                                               14,487,988           0.4
--------------------------------------------------------------------------------
Taiwan                                                 13,560,737           0.4
--------------------------------------------------------------------------------
Malaysia                                               11,988,256           0.4
--------------------------------------------------------------------------------
Lebanon                                                 9,023,500           0.3
--------------------------------------------------------------------------------
Philippines                                             8,960,729           0.3
--------------------------------------------------------------------------------
Greece                                                  7,470,856           0.2
--------------------------------------------------------------------------------
Norway                                                  6,911,260           0.2
                                                   --------------         -----
Total                                              $3,393,991,739         100.0%
                                                   --------------         -----
                                                   --------------         -----

11  Oppenheimer Global Fund

                             STATEMENT OF INVESTMENTS   (Unaudited) (Continued)

---------------------------------------------------------------------------------------------------------------------------------
                             (1) Loaned security--See Note 7 of Notes to Financial Statements.
                             (2) Non-income producing security.
                             (3) Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 1997.  The aggregate fair value of all securities of affiliated companies as of
                             March 31, 1997 amounted to $67,861,491. Transactions during the period in which the issuer was an affiliate are as follows:

                             BALANCE SEPTEMBER 30, 1996    GROSS ADDITIONS          GROSS REDUCTIONS      BALANCE MARCH 31, 1997
                             --------------------------    ----------------------   -------------------   -----------------------
                             SHARES      COST              SHARES      COST         SHARES    COST        SHARES      COST
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Clinica y Maternidad
  Suizo Argentino                1,800  $13,290,000               --   $       --        --   $       --      1,800   $13,290,000
---------------------------------------------------------------------------------------------------------------------------------
Coflexip SA, Sponsored
  ADR(4)                       681,000   11,809,866               --           --        --           --    681,000    11,809,866
---------------------------------------------------------------------------------------------------------------------------------
Industrial Finance Corp.     4,190,099    8,375,757        1,263,900    4,389,565        --           --  5,453,999    12,765,322
---------------------------------------------------------------------------------------------------------------------------------
K-V Pharmaceutical Co.,
  Cl. A(4)                     376,800    2,120,350               --          --    143,200    1,320,377    236,600       799,973
---------------------------------------------------------------------------------------------------------------------------------
K-V Pharmaceutical Co.,
  Cl. B(4)                     264,900      928,721               --          --     69,000      283,756    195,900       644,965
---------------------------------------------------------------------------------------------------------------------------------
LEM Holdings SA                 25,000    5,024,555               --          --         --           --     25,000     5,024,555
---------------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp.  486,392    4,199,995               --          --         --           --    486,392     4,199,995
---------------------------------------------------------------------------------------------------------------------------------
Wolford AG                     105,200   24,325,141          105,200          --      17,400   2,104,863    193,000    22,220,278
                                        -----------                   ----------              ----------              -----------
                                        $70,074,385                   $4,389,565              $3,708,996              $70,754,954
                                        -----------                   ----------              ----------              -----------
                                        -----------                   ----------              ----------              -----------

                             (4) Not an affiliate as of March 31, 1997.
                             (5) Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial
                             Statements.
                             (6) Represents securities sold under Rule 144A, which are exempt from registration under the
                             Securities Act of 1933, as amended.  These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $31,394,616 or 0.92% of the Fund's net assets, at March 31, 1997.
                             See accompanying Notes to Financial Statements.

                             12  Oppenheimer Global Fund

                            STATEMENT OF ASSETS AND LIABILITIES   March 31, 1997 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
ASSETS                       Investments, at value--see accompanying statement:
                             Unaffiliated companies (cost $2,657,650,289)                                          $3,311,642,259
                             Affiliated companies (cost $57,500,150)                                                   82,349,480
                             ----------------------------------------------------------------------------------------------------
                             Collateral for securities loaned--Note 7                                                 481,241,948
                             ----------------------------------------------------------------------------------------------------
                             Unrealized appreciation on forward foreign currency exchange contracts--Note 5               104,850
                             ----------------------------------------------------------------------------------------------------
                             Receivables:
                             Investments sold                                                                          61,174,132
                             Closed forward foreign currency exchange contracts                                        12,456,707
                             Interest and dividends                                                                     9,090,588
                             Shares of beneficial interest sold                                                         6,704,567
                             ----------------------------------------------------------------------------------------------------
                             Other                                                                                        123,244
                                                                                                                   --------------
                             Total assets                                                                           3,964,887,775

---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES                  Bank overdraft                                                                               362,193
                             ----------------------------------------------------------------------------------------------------
                             Return of collateral for securities loaned--Note 7                                       481,241,948
                             ----------------------------------------------------------------------------------------------------
                             Unrealized depreciation on forward foreign currency exchange contracts--Note 5                65,608
                             ----------------------------------------------------------------------------------------------------
                             Payables and other liabilities:
                             Investments purchased                                                                     64,063,216
                             Shares of beneficial interest redeemed                                                     8,783,969
                             Distribution and service plan fees                                                         1,623,860
                             Transfer and shareholder servicing agent fees                                                486,927
                             Trustees' fees                                                                               263,341
                             Other                                                                                      1,120,669
                                                                                                                   --------------
                             Total liabilities                                                                        558,011,731

---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                         $3,406,876,044
                                                                                                                   --------------
                                                                                                                   --------------

---------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF               Paid-in capital                                                                       $2,560,778,090
NET ASSETS                   ----------------------------------------------------------------------------------------------------
                             Overdistributed net investment income                                                    (19,883,448)
                             ----------------------------------------------------------------------------------------------------
                             Accumulated net realized gain on investments and foreign currency transactions           186,057,616
                             ----------------------------------------------------------------------------------------------------
                             Net unrealized appreciation on investments and translation of assets and
                             liabilities denominated in foreign currencies                                            679,923,786
                                                                                                                   --------------
                             Net assets                                                                            $3,406,876,044
                                                                                                                   --------------
                                                                                                                   --------------

---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE              Class A Shares:
PER SHARE                    Net asset value and redemption price per share (based on net assets of
                             $2,718,738,948 and 66,789,285 shares of beneficial interest outstanding)                      $40.71
                             Maximum offering price per share (net asset value plus sales charge
                             of 5.75% of offering price)                                                                   $43.19
                             ----------------------------------------------------------------------------------------------------
                             Class B Shares:
                             Net asset value, redemption price and offering price per share (based on net assets
                             of $656,344,379 and 16,433,609 shares of beneficial interest outstanding)                     $39.94
                             ----------------------------------------------------------------------------------------------------
                             Class C Shares:
                             Net asset value, redemption price and offering price per share (based on net assets
                             of $31,792,717 and 786,607 shares of beneficial interest outstanding)                         $40.42

                             See accompanying Notes to Financial Statements.

                             13  Oppenheimer Global Fund

                             STATEMENT OF OPERATIONS  For the Six Months Ended March 31, 1997 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME            Dividends (net of foreign withholding taxes of $1,099,052)                            $   14,706,214
                             ----------------------------------------------------------------------------------------------------
                             Interest                                                                                   4,397,761
                                                                                                                   --------------
                             Total income                                                                              19,103,975

---------------------------------------------------------------------------------------------------------------------------------
EXPENSES                     Management fees--Note 4                                                                   11,507,477
                             ----------------------------------------------------------------------------------------------------
                             Distribution and service plan fees--Note 4:
                             Class A                                                                                    2,353,492
                             Class B                                                                                    3,005,026
                             Class C                                                                                      122,894
                             ----------------------------------------------------------------------------------------------------
                             Transfer and shareholder servicing agent fees--Note 4                                      2,333,708
                             ----------------------------------------------------------------------------------------------------
                             Custodian fees and expenses                                                                  800,827
                             ----------------------------------------------------------------------------------------------------
                             Shareholder reports                                                                          568,746
                             ----------------------------------------------------------------------------------------------------
                             Registration and filing fees:
                             Class A                                                                                       30,979
                             Class B                                                                                       26,729
                             Class C                                                                                        4,003
                             ----------------------------------------------------------------------------------------------------
                             Trustees' fees and expenses--Note 1                                                           43,835
                             ----------------------------------------------------------------------------------------------------
                             Legal and auditing fees                                                                       25,555
                             ----------------------------------------------------------------------------------------------------
                             Insurance expenses                                                                            14,206
                             ----------------------------------------------------------------------------------------------------
                             Other                                                                                        138,680
                                                                                                                   --------------
                             Total expenses                                                                            20,976,157

---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                    (1,872,182)

---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED      Net realized gain on:
GAIN (LOSS)                  Investments:
                             Unaffiliated companies                                                                   160,733,804
                             Affiliated companies                                                                         163,604
                             Foreign currency transactions                                                             38,882,870
                                                                                                                   --------------
                             Net realized gain                                                                        199,780,278

                             ----------------------------------------------------------------------------------------------------
                             Net change in unrealized appreciation or depreciation on:
                             Investments                                                                              188,549,500
                             Translation of assets and liabilities denominated in foreign currencies                  (93,399,489)
                                                                                                                   --------------
                             Net change                                                                                95,150,011
                                                                                                                   --------------
                             Net realized and unrealized gain                                                         294,930,289

---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                 $293,058,107
                                                                                                                   --------------
                                                                                                                   --------------

                             See accompanying Notes to Financial Statements.

                             14  Oppenheimer Global Fund

                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 SIX MONTHS ENDED  YEAR ENDED
                                                                                                 MARCH 31, 1997    SEPTEMBER 30,
                                                                                                 (UNAUDITED)       1996
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS                   Net investment income (loss)                                        $   (1,872,182)   $   13,518,039
                             ----------------------------------------------------------------------------------------------------
                             Net realized gain                                                      199,780,278       125,983,836
                             ----------------------------------------------------------------------------------------------------
                             Net change in unrealized appreciation or depreciation                   95,150,011       194,446,573
                                                                                                 --------------    --------------
                             Net increase in net assets resulting from operations                   293,058,107       333,948,448

---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND                Dividends from net investment income:
DISTRIBUTIONS TO             Class A                                                                (33,892,926)      (14,009,023)
SHAREHOLDERS                 Class B                                                                 (3,899,339)           (3,568)
                             Class C                                                                   (207,585)           (7,369)
                             ----------------------------------------------------------------------------------------------------
                             Distributions from net realized gain:
                             Class A                                                                (88,234,357)     (120,623,278)
                             Class B                                                                (20,403,541)      (20,905,412)
                             Class C                                                                   (788,673)         (131,770)

---------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST          Net increase in net assets resulting from beneficial interest
TRANSACTIONS                 transactions--Note 2:
                             Class A                                                                102,230,093       165,278,694
                             Class B                                                                 88,204,092       170,668,404
                             Class C                                                                 13,209,218        16,731,958

---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                   Total increase                                                         349,275,089       530,947,084
                             ----------------------------------------------------------------------------------------------------
                             Beginning of period                                                  3,057,600,955     2,526,653,871
                                                                                                 --------------    --------------
                             End of period [including undistributed (overdistributed) net
                             investment income of $(19,883,448) and $19,988,584, respectively]   $3,406,876,044    $3,057,600,955
                                                                                                 --------------    --------------
                                                                                                 --------------    --------------

                             See accompanying Notes to Financial Statements.

                             15  Oppenheimer Global Fund

FINANCIAL HIGHLIGHTS

                                                   CLASS A
                                                   ---------------------------------------------------------------------

                                                   SIX MONTHS ENDED
                                                   MARCH 31, 1997      YEAR ENDED SEPTEMBER 30,
                                                   (UNAUDITED)         1996       1995       1994     1993     1992
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period               $39.00              $36.84     $37.69     $35.04   $30.03   $32.05
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .12                 .23        .31        .17      .26      .17
Net realized and unrealized gain (loss)              3.50                4.22       2.59       6.10     4.99    (1.50)
                                                   ------              ------     ------     ------   ------   ------
Total income (loss) from investment operations       3.62                4.45       2.90       6.27     5.25    (1.33)

------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                 (.53)               (.24)        --       (.25)    (.12)    (.11)
Distributions from net realized gain                (1.38)              (2.05)     (3.75)     (3.37)    (.12)    (.58)
                                                   ------              ------     ------     ------   ------   ------
Total dividends and distributions to shareholders   (1.91)              (2.29)     (3.75)     (3.62)    (.24)    (.69)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $40.71              $39.00     $36.84     $37.69   $35.04   $30.03
                                                   ------              ------     ------     ------   ------   ------
                                                   ------              ------     ------     ------   ------   ------

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                  9.66%              12.98%      9.26%     19.19%   17.67%   (4.23)%

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)            $2,719              $2,499     $2,186     $1,921   $1,389   $1,215
------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $2,646              $2,309     $1,979     $1,711   $1,213   $1,194
------------------------------------------------------------------------------------------------------------------------
Amount of debt outstanding at end
of period (in thousands)                              N/A                 N/A        N/A        N/A      N/A  $60,000
------------------------------------------------------------------------------------------------------------------------
Average amount of debt outstanding throughout
each period (in thousands)                            N/A                 N/A        N/A        N/A  $18,247  $60,000
------------------------------------------------------------------------------------------------------------------------
Average number of shares outstanding throughout
each period (in thousands)                            N/A                 N/A        N/A        N/A   39,853   37,435
------------------------------------------------------------------------------------------------------------------------
Average amount of debt per share outstanding
throughout each period                                N/A                 N/A        N/A        N/A    $0.46    $1.60
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                         0.07%(4)            0.62%      0.90%      0.38%    0.84%    0.55%
Expenses                                             1.13%(4)            1.17%      1.20%      1.15%    1.18%    1.36%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                           29.4%              102.9%      84.4%      78.3%    86.9%    18.0%
Average brokerage commission rate(6)              $0.0054             $0.0071         --         --       --       --


                                                   (1) For the period from October 2, 1995 (inception of offering) to
                                                   September 30, 1996.
                                                   (2) For the period from August 17, 1993 (inception of offering) to
                                                   September 30, 1993.
                                                   (3) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.  Total returns are not annualized for periods of less than one full year.

                                                   16  Oppenheimer Global Fund


                                                    CLASS B
                                                    -------------------------------------------------------

                                                    SIX MONTHS ENDED
                                                    MARCH 31, 1997       YEAR ENDED SEPTEMBER 30,
                                                    (UNAUDITED)          1996     1995     1994     1993(2)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                $38.19               $36.16   $37.36   $34.99   $33.33
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.05)                (.05)     .06      .08      .03
Net realized and unrealized gain (loss)               3.44                 4.13     2.49     5.83     1.63
                                                    ------               ------   ------   ------   ------
Total income (loss) from investment operations        3.39                 4.08     2.55     5.91     1.66

-----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                  (.26)                  --       --     (.18)      --
Distributions from net realized gain                 (1.38)               (2.05)   (3.75)   (3.36)      --
                                                    ------               ------   ------   ------   ------
Total dividends and distributions to shareholders    (1.64)               (2.05)   (3.75)   (3.54)      --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $39.94               $38.19   $36.16   $37.36   $34.99
                                                    ------               ------   ------   ------   ------
                                                    ------               ------   ------   ------   ------

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                   9.21%               12.07%    8.34%   18.10%    3.64%

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)               $656                 $541     $340     $187       $6
-----------------------------------------------------------------------------------------------------------
Average net assets (in millions)                      $605                 $438     $258     $ 88       $3
-----------------------------------------------------------------------------------------------------------
Amount of debt outstanding at end
of period (in thousands)                               N/A                  N/A      N/A      N/A      N/A
-----------------------------------------------------------------------------------------------------------
Average amount of debt outstanding throughout
each period (in thousands)                             N/A                  N/A      N/A      N/A      N/A
-----------------------------------------------------------------------------------------------------------
Average number of shares outstanding throughout
each period (in thousands)                             N/A                  N/A      N/A      N/A      N/A
-----------------------------------------------------------------------------------------------------------
Average amount of debt per share outstanding
throughout each period                                 N/A                  N/A      N/A      N/A      N/A
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                         (0.89)%(4)           (0.17)%   0.09%   (0.30)%   1.52%(4)
Expenses                                              1.96%(4)             2.00%    2.03%    2.08%    2.40%(4)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                            29.4%               102.9%    84.4%    78.3%    86.9%
Average brokerage commission rate(6)               $0.0054              $0.0071       --       --       --

                                                      CLASS C
                                                      -------------------------------
                                                                            PERIOD
                                                      SIX MONTHS ENDED      ENDED
                                                      MARCH 31, 1997(1)     SEPT. 30,
                                                      (UNAUDITED)           1996(1)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                  $38.73                $36.67
-------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.07)                  .09
Net realized and unrealized gain (loss)                 3.50                  4.13
                                                      ------                ------
Total income (loss) from investment operations          3.43                  4.22

-------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.36)                 (.11)
Distributions from net realized gain                   (1.38)                (2.05)
                                                      ------                ------
Total dividends and distributions to shareholders      (1.74)                (2.16)
-------------------------------------------------------------------------------------
Net asset value, end of period                        $40.42                $38.73
                                                      ------                ------
                                                      ------                ------

-------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                     9.20%                12.34%

-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)                  $32                   $18
-------------------------------------------------------------------------------------
Average net assets (in millions)                         $25                   $ 8
-------------------------------------------------------------------------------------
Amount of debt outstanding at end
of period (in thousands)                                 N/A                   N/A
-------------------------------------------------------------------------------------
Average amount of debt outstanding throughout
each period (in thousands)                               N/A                   N/A
-------------------------------------------------------------------------------------
Average number of shares outstanding throughout
each period (in thousands)                               N/A                   N/A
-------------------------------------------------------------------------------------
Average amount of debt per share outstanding
throughout each period                                   N/A                   N/A
-------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                           (1.37)%(4)             0.04%(4)
Expenses                                                1.97%(4)              1.99%(4)
-------------------------------------------------------------------------------------
Portfolio turnover rate(5)                              29.4%                102.9%
Average brokerage commission rate(6)                 $0.0054               $0.0071


(4) Annualized.
(5) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.  Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 1997 were
$914,835,075 and $1,007,289,190, respectively.
(6) Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.
See accompanying Notes to Financial Statements.


17  Oppenheimer Global Fund

                             NOTES TO FINANCIAL STATEMENTS   (Unaudited)

------------------------------------------------------------------------------
1. SIGNIFICANT               Oppenheimer Global Fund (the Fund) is registered
ACCOUNTING POLICIES          under the Investment Company Act of 1940, as
                             amended, as a diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund invests primarily in common stocks of U.S. and foreign companies. The Fund's investment adviser is OppenheimerFunds, Inc. (the
                             Manager). The Fund offers Class A, Class B and
                             Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

                             --------------------------------------------------
                             INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock
                             Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith.
                             Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

                             --------------------------------------------------
                             FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange.
                             Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

                                  The effect of changes in foreign currency
                             exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                             --------------------------------------------------

                             REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is
                             required to be at least 102% of the resale
                             price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the
                             value of the collateral by the Fund may be
                             delayed or limited.
                             --------------------------------------------------
                             ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of
                             net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
                             --------------------------------------------------
                             FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
                             --------------------------------------------------
                             TRUSTEES' FEES AND EXPENSES. The Fund has
                             adopted a nonfunded retirement plan for the
                             Fund's independent trustees. Benefits are based
                             on years of service and fees paid to each
                             trustee during the years of service. During the six months ended March 31, 1997, a reduction of $3,274 was made for the Fund's projected benefit obligations and payments of $13,575
                             were made to retired trustees, resulting in an accumulated liability of $245,826 at March 31, 1997.
                             --------------------------------------------------
                             DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

                             18  Oppenheimer Global Fund

------------------------------------------------------------------------------
1. SIGNIFICANT               CLASSIFICATION OF DISTRIBUTIONS TO
   ACCOUNTING POLICIES       SHAREHOLDERS.  Net investment income (loss) and
   (CONTINUED)               net realized gain  (loss) may differ for
                             financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain was recorded by the Fund.

                             --------------------------------------------------
                             OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
                                  The preparation of financial statements in
                             conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


------------------------------------------------------------------------------
2. SHARES OF                 The Fund has authorized an unlimited number of no
   BENEFICIAL INTEREST       par value shares of beneficial interest of each
                             class. Transactions in shares of beneficial interest were as follows:

                                         SIX MONTHS ENDED              YEAR ENDED
                                         MARCH 31, 1997                SEPTEMBER 30, 1996(1)
                                         --------------------------    -----------------------------
                                         SHARES       AMOUNT           SHARES         AMOUNT
----------------------------------------------------------------------------------------------------
Class A:
Sold                                      5,343,652   $ 216,435,370     13,445,573    $ 494,129,386
Dividends and distributions reinvested    3,097,487     117,118,085      3,791,424      129,022,228
Redeemed                                 (5,726,679)   (231,323,362)   (12,511,334)    (457,872,920)
                                         ----------   -------------    -----------    -------------
Net increase                              2,714,460   $ 102,230,093      4,725,663    $ 165,278,694
                                         ----------   -------------    -----------    -------------
                                         ----------   -------------    -----------    -------------
----------------------------------------------------------------------------------------------------
Class B:
Sold                                      2,652,847   $ 105,212,472      6,760,563    $ 244,252,699
Dividends and distributions reinvested      624,052      23,202,915        596,683       20,012,734
Redeemed                                 (1,015,765)    (40,211,295)    (2,599,758)     (93,597,029)
                                         ----------   -------------    -----------    -------------
Net increase                              2,261,134   $  88,204,092      4,757,488    $ 170,668,404
                                         ----------   -------------    -----------    -------------
                                         ----------   -------------    -----------    -------------
----------------------------------------------------------------------------------------------------
Class C:
Sold                                        497,709   $  20,063,587        549,240    $  20,205,091
Dividends and distributions reinvested       25,342         953,635          4,029          137,151
Redeemed                                   (191,590)     (7,808,004)       (98,123)      (3,610,284)
                                         ----------   -------------    -----------    -------------
Net increase                                331,461   $  13,209,218        455,146    $  16,731,958
                                         ----------   -------------    -----------    -------------
                                         ----------   -------------    -----------    -------------

(1) For the year ended September 30, 1996 for Class A and Class B shares, and for the period from
October 2, 1995 (inception of offering) to September 30, 1996 for Class C shares.

------------------------------------------------------------------------------
3. UNREALIZED GAINS AND At March 31, 1997, net unrealized appreciation on LOSSES ON INVESTMENTS investments of $678,841,300 was composed of gross appreciation of $736,878,417, and gross
                             depreciation of $58,037,117.


                             19  Oppenheimer Global Fund

                             NOTES TO FINANCIAL STATEMENTS   (Unaudited)
                             (Continued)


------------------------------------------------------------------------------
4. MANAGEMENT FEES           Management fees paid to the Manager were in
   AND OTHER TRANSACTIONS    accordance with the investment advisory agreement
   WITH AFFILIATES           with the Fund which provides for a fee of 0.80% on
                             the first $250 million of net assets, 0.77% on the next $250 million, 0.75% on the next $500 million, 0.69% on the next $1 billion and 0.67% on net assets in excess of $2 billion. The Manager had voluntarily reduced the management fee to which it is entitled under the Agreement to 0.65% on net assets in excess of $3.5 billion. Effective
                             February 27, 1997, the new investment advisory agreement incorporates the breakpoint of 0.65% on net assets in excess of $3.5 billion that was previously agreed to by the voluntary undertaking.
                                  For the six months ended March 31, 1997,
                             commissions (sales charges paid by investors) on sales of Class A shares totaled $2,574,499, of which $872,185 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's
                             Class B and Class C shares totaled $3,178,046 and $118,594, of which $264,472 and $2,805, respectively, was paid to an affiliated
                             broker/dealer. During the six months ended
                             March 31, 1997, OFDI received contingent deferred sales charges of $484,332 and $5,168, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.
                                  OppenheimerFunds Services (OFS), a
                             division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies.
                             OFS's total costs of providing such services are allocated ratably to these companies.
                                  The Fund has adopted a Service Plan for
                             Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed
                             0.25% of the average annual net assets of Class
                             A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.
                             During the six months ended March 31, 1997, OFDI paid $155,869 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.
                                  The Fund has adopted compensation type
                             Distribution and Service Plans for Class B and
                             Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares and Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the six months ended March 31, 1997, OFDI paid $39,109 to an affiliated broker/dealer as reimbursement for Class B personal service and maintenance expenses and retained $2,490,821 and $97,870, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If the Plans are terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plans were terminated. At March 31, 1997,
                             OFDI had incurred unreimbursed expenses of $17,340,336 for Class B and $306,884 for
                             Class C.

                             20  Oppenheimer Global Fund

--------------------------------------------------------------------------------
5. FORWARD CONTRACTS         A forward foreign currency exchange contract
                             (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.
                                  The Fund uses forward contracts to seek to
                             manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.
                                  Forward contracts are valued based on the
                             closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.
                                  Securities held in segregated accounts to
                             cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's
                             Statement of Operations.
                                  Risks include the potential inability of
                             the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

                             At March 31, 1997, the Fund had outstanding forward contracts to purchase and sell currencies as follows:

                                          CONTRACT         VALUATION AS
                                          AMOUNT           OF MARCH 31,  UNREALIZED     UNREALIZED
CONTRACTS TO PURCHASE  EXPIRATION DATES   (000s)           1997          APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------
French Franc (FRF)     4/30/97                57,625 FRF   $10,287,187      $ 34,593        $     --
----------------------------------------------------------------------------------------------------
Italian Lira (ITL)     4/4/97             40,903,535 ITL    24,518,826        35,220              --
----------------------------------------------------------------------------------------------------
Mexican Peso (MXP)     4/1/97                  9,662 MXP     1,218,237            --           7,729
----------------------------------------------------------------------------------------------------
Swedish Krona (SEK)    4/2/97                  7,540 SEK     1,000,804         3,841              --
----------------------------------------------------------------------------------------------------
Portugese Escudo (PTE) 4/1/97--4/3/97      1,151,480 PTE       824,221        31,196              --
                                                           -----------      --------         -------
                                                           $37,849,275       104,850           7,729
                                                           -----------      --------         -------
                                                           -----------
CONTRACTS TO SELL
----------------------------------------------------------------------------------------------------
Austrian Schilling
  (ATS)                4/7/97                 22,918 ATS   $ 1,941,620      $     --         $10,208
----------------------------------------------------------------------------------------------------
Australian Dollar
  (AUD)                4/7/97                    641 AUD       641,082            --             350
----------------------------------------------------------------------------------------------------
British Pound (GBP)    4/5/97--4/7/97          4,977 GBP     4,977,800            --          42,336
----------------------------------------------------------------------------------------------------
Malaysian Ringgit
  (MYR)                4/2/97                  4,723 MYR     4,725,752            --           3,688
----------------------------------------------------------------------------------------------------
Indian Rupee (INR)     4/1/97--4/3/97         26,127 INR    26,127,112            --           1,297
                                                           -----------      --------         -------
                                                           $38,413,366            --          57,879
                                                           -----------      --------         -------
                                                           -----------

Total Unrealized Appreciation and Depreciation                              $104,850         $65,608
                                                                            --------         -------
                                                                            --------         -------

--------------------------------------------------------------------------------
6. ILLIQUID AND              At March 31, 1997, investments in securities
   RESTRICTED SECURITIES     included issues that are illiquid or restricted.

                             Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed from time to time) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at March 31, 1997 was $70,418,680, which represents 2.07% of the Fund's net assets. Information concerning restricted securities is as follows:

                                                                                VALUATION PER UNIT
SECURITY                                    ACQUISITION DATE   COST PER UNIT    AS OF MARCH 31, 1997
----------------------------------------------------------------------------------------------------
Clinica y Maternidad Suizo Argentino        5/16/94                $7,383.33               $8,809.53
----------------------------------------------------------------------------------------------------
Quintiles Transnational Corp.               8/2/93                      8.64                   51.36

21  Oppenheimer Global Fund

                             Notes to Financial Statements   (Unaudited)
                             (Continued)

--------------------------------------------------------------------------------
7. SECURITIES LOANED         The Fund has entered into a securities lending
                             arrangement with the custodian. Under the terms of the agreement, the Fund receives 60% of the annual net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in money market instruments approved by the Manager. As of March 31, 1997, the Fund had on loan securities valued at $478,634,935.
                             Cash of $478,635,000 was received as collateral for the loans, and has been invested in the approved instruments identified below. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

                                                                                     VALUATION AS OF
SECURITY                                                                              MARCH 31, 1997
----------------------------------------------------------------------------------------------------
Repurchase agreement with CS First Boston Corp., dated 3/31/97, collateralized by
Federal Home Loan Mortgage Corp., 5%--673.81%, 2/15/03--12/15/23, with a value of
$138,474,429, and by Federal National Mortgage Assn., 0%--8.40%, 7/25/03--3/25/27,
with a value of $331,607,668                                                            $470,079,097
----------------------------------------------------------------------------------------------------
Repurchase agreement with Goldman, Sachs & Co., dated 3/31/97 and maturing 4/1/97,
collateralized by U.S. Treasury Bonds, 8.25%--8.375%, 5/15/05--8/15/08                    11,162,851
                                                                                        ------------
                                                                                        $481,241,948
                                                                                        ------------
                                                                                        ------------

--------------------------------------------------------------------------------
8. SHAREHOLDER MEETING       On February 2, 1997, a special shareholder
                             meeting was held at which the eleven Trustees identified below were elected, the selection of KPMG Peat Marwick LLP as the independent certified public accountants and auditors of the Fund for the fiscal year beginning October
                             1, 1996 was ratified (Proposal No. 1), the proposed change in the Investment Advisory
                             Agreement between the Fund and
                             OppenheimerFunds, Inc. was approved (Proposal
                             No. 2), the Fund's Class B 12b-1 Distribution and Service Plan was approved by Class B shareholders (Proposal No. 3), and the Fund's
                             Class C 12b-1 Distribution and Service Plan was approved by Class C shareholders (Proposal No.
                             4) as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:

                                                                           BROKER
NOMINEE/PROPOSAL          FOR              AGAINST       WITHHELD/ABSTAIN  NON-VOTES  TOTAL
----------------------------------------------------------------------------------------------------
TRUSTEES
Robert G. Galli           46,479,003.899   513,372.523                       768,462  46,992,376.422
Leon Levy                 46,199,095.781   793,280.641                       768,462  46,992,376.422
Benjamin Lipstein         46,348,371.078   644,005.344                       768,462  46,992,376.422
Bridget A. Macaskill      46,472,809.433   519,566.989                       768,462  46,992,376.422
Elizabeth Moynihan        46,373,234.984   619,141.438                       768,462  46,992,376.422
Kenneth A. Randall        46,446,896.976   545,479.446                       768,462  46,992,376.422
Edward V. Regan           46,461,082.196   531,294.226                       768,462  46,992,376.422
Russell S. Reynolds, Jr.  46,257,087.547   717,288.875                       768,462  46,992,376.422
Donald W. Spiro           46,379,802.554   594,573.868                       768,462  46,992,376.422
Pauline Trigere           46,261,214.949   731,161.473                       768,462  46,992,376.422
Clayton K. Yeutter        46,272,647.720   719,728.702                       768,462  46,992,376.422
----------------------------------------------------------------------------------------------------
Proposal No. 1            43,693,690.505   363,644.207   1,637,136.268     1,821,129  45,694,490.980
Proposal No. 2            42,337,425.188   856,345.364   2,524,876.601     1,821,133  45,718,647.153
Proposal No. 3             6,925,315.483   224,313.953     458,519.620     2,748,378   7,608,149.056
Proposal No. 4               309,131.462     8,356.534      29,191.918       142,589     346,679.914

22  Oppenheimer Global Fund

                             OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
OFFICERS AND TRUSTEES        Leon Levy, Chairman of the Board of Trustees
                             Donald W. Spiro, Vice Chairman of the Board of
                             Trustees
                             Bridget A. Macaskill, Trustee and President
                             Robert G. Galli, Trustee
                             Benjamin Lipstein, Trustee
                             Elizabeth B. Moynihan, Trustee
                             Kenneth A. Randall, Trustee
                             Edward V. Regan, Trustee
                             Russell S. Reynolds, Jr., Trustee
                             Pauline Trigere, Trustee
                             Clayton K. Yeutter, Trustee
                             William L. Wilby, Vice President
                             George C. Bowen, Treasurer
                             Robert J. Bishop, Assistant Treasurer
                             Scott T. Farrar, Assistant Treasurer
                             Andrew J. Donohue, Secretary
                             Robert G. Zack, Assistant Secretary

--------------------------------------------------------------------------------
INVESTMENT ADVISER           OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
DISTRIBUTOR                  OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER     OppenheimerFunds Services
SERVICING AGENT

--------------------------------------------------------------------------------
CUSTODIAN OF                 The Bank of New York
PORTFOLIO SECURITIES

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS         KPMG Peat Marwick LLP

--------------------------------------------------------------------------------
LEGAL COUNSEL                Gordon Altman Butowsky Weitzen Shalov & Wein

                             The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors. This is a copy of a report to shareholders of Oppenheimer Global Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Global Fund. For material information concerning the Fund, see the Prospectus. Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

                             23  Oppenheimer Global Fund

         INFORMATION

GENERAL INFORMATION
Monday-Friday 8:30 a.m.-9 p.m. ET
Saturday 10 a.m.-2 p.m. ET

1-800-525-7048

TELEPHONE TRANSACTIONS
Monday-Friday 8:30 a.m.-8 p.m. ET

1-800-852-8457

PHONELINK
24 hours a day, automated
information and transactions

1-800-533-3310

TELECOMMUNICATIONS DEVICE
FOR THE DEAF (TDD)
Monday-Friday 8:30 a.m.-8 p.m. ET

1-800-843-4461

OPPENHEIMERFUNDS
INFORMATION HOTLINE
24 hours a day, timely and insightful
messages on the economy and
issues that affect your investments

1-800-835-3104

RS0330.001.0397       May 31, 1997

[PHOTO]

Customer Service Representative
OppenheimerFunds Services


"HOW MAY I HELP YOU?"

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

     And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

     When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number to make investments.

     For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

     You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

     So call us today--we're here to help.

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[LOGO]

OppenheimerFunds Distributor, Inc.
P.O. Box 5270
Denver, CO 80217-5270


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Bulk Rate
U.S. Postage
PAID
Permit No. 130
Torrington, CT
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